Related Party Transactions Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Due to related party	$ 921,034	$ 1,100,959
Consulting revenues	212,095	132,001
Consulting fees	29,541	99,366
Purchase of equity investments	0	256,560
Equity Investment	27,034	133,397
Write-off of loan receivable	0	111,652
Chief Executive Officer
Due to related party	904,827
Consulting revenues	211,414	131,171
Purchase of equity investments		256,560
Equity Investment	27,034	133,397
Write-off of loan receivable		111,652
President
Due to related party	16,207
Consulting fees	$ 9,044	$ 8,796